UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  28-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     May 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $221,513 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12302                      Allen Operations LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102    31810   500000 SH       DEFINED 1              500000        0        0
ALCON INC                      COM SHS          H01301102    32312   200000 SH       DEFINED 1              200000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107     8737   543000 SH       DEFINED 1              543000        0        0
INTERACTIVE DATA CORP          COM              45840J107    11200   350000 SH       DEFINED 1              350000        0        0
OSI PHARMACEUTICALS INC        COM              671040103    19354   325000 SH       DEFINED 1              325000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14708   135000 SH       DEFINED 1              135000        0        0
TELMEX INTERNACIONAL SAB DE    SPONS ADR SR L   879690105    10026   520000 SH       DEFINED 1              520000        0        0
TERRA INDS INC                 COM              880915103    32032   700000 SH       DEFINED 1              700000        0        0
XTO ENERGY INC                 COM              98385X106    61334  1300000 SH       DEFINED 1             1300000        0        0